Intangible Assets, Net	6 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 7 — Intangible assets, net

Intangible assets consisted of the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Software	$12,940,000	$12,940,000	$1,662,534
Less: accumulated amortization	(651,002)	(1,585,004)	(203,642)
Total	$12,288,998	$11,354,996	$1,458,892

Amortization expense for the six months ended December 31, 2025 and 2024 amounted to HKD934,002 (US$120,001) and HKD117,000, respectively.

The table below presents the estimated future amortization expense of intangible assets as of December 31, 2025:

For the year ending December 31,	Amount (HKD)	Amount (US$)
2026	$1,868,004	$240,002
2027	1,868,004	240,002
2028	1,868,004	240,002
2029	1,750,984	224,966
2030+	4,000,000	513,920
Total	$11,354,996	$1,458,892